Merger and Integration-Related Costs and Special Items - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012 AirCraft	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Merger, Acquisition, Integration Costs and Other Charges [Line Items]
Special revenue item							$ 107			$ 107
Debt extinguishment charge									309
Fair value of liabilities extinguished									212
Labor agreement costs	21	454							475
Expected cash payment									55
Severance and benefits			76	49					125
Number of mechanics offering to retire early				400
Number of flight attendants voluntarily on leave				1,800
Number of flight attendants accepted voluntary retirement			1,300
Intangible asset impairment	24			6	4				30	4	29
Aircraft-related charges (gains), net					(2)	(3)	1	(2)	46
Goodwill impairment credit											64
Termination of maintenance service contract					58					58		104
8% Notes Indenture
Merger, Acquisition, Integration Costs and Other Charges [Line Items]
Debt instrument stated interest rate					8.00%					8.00%
Debt instrument, fair value					88					88
Principal amount of senior notes					125					125
UAL 8% Contingent Senior Notes
Merger, Acquisition, Integration Costs and Other Charges [Line Items]
Debt instrument stated interest rate					8.00%					8.00%
Principal amount of senior notes	188				125				188	125
Debt instrument convertible effective interest rate									8.00%	8.00%
United Air Lines 8% Senior Notes Due 2024
Merger, Acquisition, Integration Costs and Other Charges [Line Items]
Principal amount of senior notes	400								400
Debt instrument maturity year	2024								2024
UAL 6% Senior Convertible Notes
Merger, Acquisition, Integration Costs and Other Charges [Line Items]
Principal amount of senior notes	652								652
Debt instrument convertible effective interest rate									6.00%	6.00%	6.00%
Debt instrument maturity year	2031								2031
Pilot Disability Plan
Merger, Acquisition, Integration Costs and Other Charges [Line Items]
Labor agreement costs									80
Voluntary retirement program
Merger, Acquisition, Integration Costs and Other Charges [Line Items]
Severance and benefits				32
Voluntary leave of absence program
Merger, Acquisition, Integration Costs and Other Charges [Line Items]
Severance and benefits				17
United Airlines, Inc.
Merger, Acquisition, Integration Costs and Other Charges [Line Items]
Special revenue item										107
Intangible asset impairment											$ 29
United Airlines, Inc. | UAL 8% Contingent Senior Notes
Merger, Acquisition, Integration Costs and Other Charges [Line Items]
Debt instrument convertible effective interest rate									8.00%	8.00%
United Airlines, Inc. | UAL 6% Senior Convertible Notes
Merger, Acquisition, Integration Costs and Other Charges [Line Items]
Debt instrument convertible effective interest rate									6.00%	6.00%	6.00%